REVENUE RECOGNITION, Disaggregation of Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Revenue	$ 6,364	$ 5,209	$ 24,024	$ 15,183
United States [Member] | Revenue [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage		100.00%		100.00%
United States [Member] | Revenue [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage	97.00%		99.00%
United States [Member] | Long-Lived Assets [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage				100.00%
United States [Member] | Long-Lived Assets [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage	73.00%		99.00%
Brand Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	$ 189	$ 132	$ 654	$ 241
Brand Revenue [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Revenue	189	132	654	241
Retail Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	6,175	5,077	23,370	14,942
Retail Revenue [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Revenue	5,956	5,077	23,180	14,942
Retail Revenue [Member] | Canada [Member]
Disaggregation of Revenue [Abstract]
Revenue	$ 219	$ 0	$ 190	$ 0